Stock-Based Compensation - Summary of non-vested share awards (Details) - Performance and Incentive Pay Plan - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Units
Unvested at beginning of year (in shares)	2,210,911	545,696	339,271
Impact of fluctuations in share price (in shares)	(770,806)	1,632,136
Canceled/forfeited (in shares)	(61,550)	(762,822)	(131,724)
Vested (in shares)	(226,283)	(375,968)	(179,085)
Unvested at end of year (in shares)	1,152,272	2,210,911	545,696